Provisions (Tables)	9 Months Ended
Sep. 30, 2018
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance as of January 1. 2018	26.3	75.4	10.2	10.4	18.5	140.8
Additional provision in the period	1.0	—	0.3	—	1.3	2.6
Release of provision	(0.1)	—	—	—	(0.9)	(1.0)
Acquired through business combinations	—	—	—	—	6.8	6.8
Utilization of provision	(14.7)	(3.2)	(0.6)	(0.2)	(1.1)	(19.8)
Unwinding of discounting	—	0.6	—	0.3	—	0.9
Foreign exchange	—	(3.4)	—	—	—	(3.4)
Balance at September 30, 2018	12.5	69.4	9.9	10.5	24.6	126.9

Analysis of total provisions:		September 30, 2018		December 31, 2017
Current		58.6		68.0
Non-current		68.3		72.8
Total		126.9		140.8